iM GLOBAL PARTNER FUNDS

iMGP International Fund (the “Fund”)

Supplement dated November 9, 2026 to the Prospectus and Statement of Additional Information of the iM Global Partner Funds dated April 30, 2026 as revised and supplemented

Notice to Existing and Prospective Shareholders:

Effective immediately, Robin Jones is no longer a Portfolio Manager of the iMGP International Fund. Accordingly, all references to Mr. Jones are hereby removed from the Prospectus and SAI.

Please keep this Supplement with your Prospectus and Statement of Additional Information.